Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 38,535	$ 39,760
Marketable securities	74,637	53,074
Accounts receivable (net of allowance of $127 and $113 at December 31, 2014, and March 31, 2015 respectively)	0	1,679
Inventory	5,497	6,729
Research and development tax credit receivable short term	5,378	5,932
Prepaid expenses and other current assets	4,347	4,418
Total current assets from continuing operations	128,394	111,592
Total current assets from assets held for sale	940	730
Goodwill, net	18,491	18,491
Property and equipment, net	1,777	1,776
Intangible assets	25,248	28,389
Other assets:
Income tax deferred charge	11,444	13,102
Other long-term assets from continuing operations	115	125
Total long term assets from continuing operations	57,075	61,883
Total long term assets from assets held for sale	0	0
Total assets including "assets held for sale"	186,409	174,205
Current liabilities:
Current portion of long-term debt, incl to related parties	44,623	42,332
Current portion of capital lease obligations	9	13
Accounts payable	9,037	8,024
Deferred revenue	3,545	1,336
Accrued expenses	4,354	5,667
Other current liabilities	5,009	5,659
Income tax payable	10,926	7,643
Total current liabilities from continuing operations	77,503	70,674
Total current liabilities from liabilities held for sale	149	168
Long-term debt, less current portion, incl. to related parties	78,554	76,135
Deferred tax liabilities	5,863	0
Other long-term liabilities	2,094	2,333
Total long-term liabilities from continuing operations	86,511	78,468
Total long-term liabilities from liabilities held for sale	0	0
Shareholders' equity:
Ordinary shares: 40,191,264 issued and outstanding at December 31, 2014 and 40,253,014 at March 31, 2015 (shares authorised 52,549,354) at nominal value of 0.122 euro .	6,196	6,188
Additional paid-in capital	348,571	346,582
Accumulated deficit	(308,805)	(320,452)
Accumulated other comprehensive income (loss)	(23,716)	(7,423)
Total shareholders' equity	22,246	24,895
Total liabilities and shareholders' equity including held for sale .	$ 186,409	$ 174,205